FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

August 31, 2012

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:  Franklin Floating Rate Master Trust

File No. 811-09869

Registration Statement on Form N-1A

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), please find transmitted herewith for filing via the EDGAR system Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A

(the “Amendment”).  The Registrant is filing this Amendment for the purposes of:  (i) adding collateralized debt obligation disclosure; and

(ii) making certain other non-material changes.

Shares of the Registrant may be purchased only in private placement transactions.  This Amendment has been filed pursuant to Rule

8b-16 under the 1940 Act.

Questions related to this filing should be directed to Bruce Bohan, Esquire at (650) 312-3504.

Sincerely yours,

FRANKLIN FLOATING RATE MASTER TRUST

/s/ Karen L. Skidmore

Karen L. Skidmore

Vice President

KLS:ksa